Goodwill (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of reconciliation of changes in goodwill [Table Text Block]
The following table presents the changes in goodwill during the years ended March 31, 2020 and 2019:

	As of March 31,
	2020		2019
Opening balance, gross	Rs.	20,176	Rs.	20,219
Effect of translation adjustments		102		(43)
Impairment loss (1)		(16,284)		(16,274)
Closing balance	Rs.	3,994	Rs.	3,902

(1)	The impairment loss of Rs.16,284 includes Rs.16,003 pertaining to the Company’s German subsidiary, betapharm Arzneimittel GmbH, which is part of the Company’s Global Generics segment. This impairment loss was recorded for the years ended March 31, 2009 and 2010.

Disclosure of Information for Cash generating Units [Table Text Block]
The carrying amount of goodwill (other than those arising upon investment in a joint venture) was allocated to the cash generating units as follows:

	As of March 31,
	2020		2019
PSAI-Active Pharmaceutical Operations	Rs.	997	Rs.	997
Global Generics-Complex Injectables		1,372		1,287
Global Generics-North America Operations		1,021		1,005
Global Generics-Branded Formulations		491		491
Others		113		122
	Rs.	3,994	Rs.	3,902